Bank Borrowings	12 Months Ended
Dec. 31, 2025
Bank Borrowings [Abstract]
BANK BORROWINGS

11. BANK BORROWINGS

Outstanding balances of bank borrowings as of December 31, 2024, and 2025 consisted of the following:

	As of December 31,
	2024	2025	2025
	HKD	HKD	US$
Bank overdraft	—	2,957	380
Bank borrowings:
Collateralized and guaranteed	27,105,722	4,753,714	610,758
	27,105,722	4,756,671	611,138
Less: current maturities	(27,105,722)	(4,756,671)	(611,138)
Non-current maturities	—	—	—

Bank borrowings as of December 31, 2024 and 2025 are as follows:

		Maturity		Interest rate as of December 31,	Interest rate as of December 31,	As of December 31,
Lender	Type	date	Currency	2024	2025	2024	2025	2025
						HKD	HKD	US$
The Hongkong and Shanghai Banking Corporation Limited (i)	Trading finance	Within 1 year	HKD	6.05%	—	8,579,162	—	—
Oversea-Chinese Banking Corporation Limited (“OCBC”) (i)	Trading finance	Within 1 year	HKD	7.40%	—	2,400,446	—	—
China Construction Bank (Asia) Corporation Limited (i)	Trading finance	Within 1 year	HKD	6.29%	5.94%	10,645,199	4,753,714	610,758
Citibank, N.A., Hong Kong Branch (ii)	Trading finance	Within 1 year	HKD	7.44%	—	5,480,915	—	—
Citibank, N.A., Hong Kong Branch	Bank overdraft	On demand	HKD	—	14.75%	—	2,957	380
Total						27,105,722	4,756,671	611,138
Less: current maturities						(27,105,722)	(4,756,671)	(611,138)
Non-current maturities						—	—	—

(i)	In connection with the operations in Hong Kong, Neo-Concept HK, together with a related company, Neo-Concept (Holdings) Company Limited (“NCH”), a company incorporated in Hong Kong and controlled by Ms. Siu, entered into (as renewed or supplemented yearly where required) several banking facilities with banks in Hong Kong for combined banking facilities which were shared by Neo-Concept HK and NCH combinedly. The banking facilities were secured, details of which are set out as follows:

(a)	Unlimited personal guarantee by Ms. Siu;

(b)	Ms. Siu being a subordinated lender towards all sums of money owed by Neo-Concept HK and NCH;

(c)	Legal charge over certain properties and car parking spaces owned by Ms. Siu and an immediate family member of Ms. Siu and also assignment of rental from the properties and the car parking spaces;

(d)	Legal charge over certain deposits accounts held by NCH at the relevant banks;
(e)	Legal charge over certain investment funds held by NCH at the relevant banks;

(f)	Assignment of benefit from life insurances premium assets held by NCH at the relevant banks;

(g)	Assignment of benefit from life insurances premium assets held by Pure Diamond Limited, a related company in which Ms. Siu has interests, at a relevant bank;

(h)	Indemnity granted by NCH to relevant banks;

(i)	Guaranteed by Neo-Concept Fashion (Zhongshan) Co., Ltd, a subsidiary company of NCH, amounting to HKD131 million; and

(j)	Cross-corporate guaranteed by Neo-Concept HK and NCH;

(ii)	The banking facilities were secured, details of which are set out as follows:

(a)	Personal guarantee by Ms. Siu and an immediate family member of Ms. Siu;

(b)	Cross-corporate guaranteed by Neo-Concept HK, Neo-Concept (BVI) Limited, a company controlled by Ms. Siu, and NCH; and

(c)	Legal charge over certain deposits accounts held by NCH at the relevant banks;